Joint operations	12 Months Ended
Dec. 31, 2020
Joint operations
Joint operations

32.       Joint operations

The Ecopetrol Business Group carries out exploration and production operations through Exploration and Production (E&P) Contracts, Technical Evaluation (TEA) Contracts and Agreements signed with the National Hydrocarbons Agency or ANH, as well as through Partnership Contracts and other types of contracts. The main joint operations in 2020 are as follows:

32.1       Contracts in which Ecopetrol is not the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
Occidental de Colombia LLC	Chipirón		30-41%
Occidental Andina LLC	Cosecha	Production	30%	Colombia
	Cravo Norte		55%
	Rondón		50%
Mansarovar Energy Colombia Ltd	Nare	Production	50%	Colombia
Frontera Energy Colombia Corp.	Quifa	Production	40%	Colombia
	Casanare		74.40%
	Corocora		83.91%
Perenco Colombia Limited	Estero	Production	95.98%	Colombia
	Garcero		91.22%
	Orocúe		86.47%
ONGC Videsh Limited Sucursal	Ronda Caribe RC-10	Exploration	50%	Offshore Caribe
Colombiana				Norte
Petrobras, Repsol & Statoil	Tayrona	Exploration	50%	Offshore Caribe
				Norte
	Fuerte Sur
Shell EP Offshore Ventures Limited	Purple Angel	Exploration	50%	Offshore Caribe
	Col-5			Norte
	Saturno		10%
Shell	Sul de Gato do Mato	Exploration	30%	Brazil
	Gato do Mato		30%
BP Energy	Pau Brasil	Exploration	20%	Brazil
Chevron	CE-M-715_R11	Exploration	50%	Brazil
Lewis	SSJN1	Exploration	50%	Colombia
	Mana		30%
Interoil Colombia	Ambrosia	Production	30%	Colombia
	Rio Opia		30%
	Rancho Hermoso-Mirador		100%
Canacol	Rancho Hermoso -Otras formaciones	Production	70%	Colombia
	Llanos 86		50%
	Llanos 87		50%
Geopark	Llanos 104	Exploration	50%	Colombia
	Llanos 123		50%
	Llanos 124		50%
Fieldwood - Gunflint	Gunflint	Production	32%	Gulf of Mexico
Murphy Oil -	Dalmatian	Production	30%	Gulf of Mexico
Oxy (Anadarko) - K2	K2	Production	21%	Gulf of Mexico
Shell	Deep Rydberg/Aleatico	Exploration	29%	Gulf of Mexico
HESS	ESOX	Production	21%	Gulf of Mexico
Pemex Exploración y Producción	Bloque 8	Exploration	50%	Gulf of Mexico
PC Carigali Mexico Operation SA	Bloque 6	Exploration	50%	Gulf of Mexico
Talos	Palmer	Exploration	30%	Gulf of Mexico
OXY (Anadarko)	Warrior	Exploration	30%	Gulf of Mexico
Occidental Petroleum Company	Rodeo Midland Basin	Production	49%	Permian Texas U.S.

32.2       Contracts in which Ecopetrol is the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	VMM29	Exploration	50%	Colombia
ExxonMobil Exploration Colombia	CR2
	C62
Repsol Colombia oil &gas limited	CPO9	Exploration	55%	Colombia
ONGC Videsh Limited Sucursal Colombia	RC9	Exploration	50%	Colombia
CPVEN E&P Corp Sucursal Colombia	VMM32	Exploration	51%	Colombia
Shell Exploration and Production	CR4	Exploration	50%	Colombia
SK Innovation Co Ltd.	San Jacinto	Exploration	70%	Colombia
Repsol Exploración Colombia S.A.	Catleya	Exploration	50%	Colombia
Emerald Energy PLC Suc. Colombia	Cardon	Exploration	50%	Colombia
Parex Resources Colombia Ltd.	ORC401 CRC-2004-01	Exploration	50%	Colombia
Repsol Colombia Oil & Gas Limited	CPO9 – Akacias	Production	55%	Colombia
Occidental Andina LLC	La Cira Infantas	Production	58%
	Teca		76%	Colombia
Ramshorn International Limited	Guariquies I	Production	50%	Colombia
Perenco Oil And Gas	San Jacinto Rio Paez	Production	68%	Colombia
Cepsa Colombia
Total Colombia	Mundo Nuevo	Exploration	15%	Colombia
Talisman Oil & Gas
Equion Energia Limited
Emerald Energy	Oleoducto Alto Magdalena	OAM	45%	Colombia
Frontera Energy
Lewis	Clarinero	Exploration	50%	Colombia
Talisman Oil & Gas	Niscota	Production	20%	Colombia
Total Colombie
ONGC	RC-9	Exploration	50%	Colombia

32.3       Relevant operations during the period

During 2020 the following relevant events were presented in the joint operations contracts:

1)On February 7, 2020, Ecopetrol and Shell EP Offshore Ventures Limited (“Shell”) signed an agreement through which Shell will acquire a 50% stake in the Fuerte Sur blocks, Purple Angel and COL-5, located in deep waters of the Colombian Caribbean, where the discovery of a new gas province was made with the Kronos (2015), Purple Angel and Gorgon (2017) wells. Following the commercial agreement, Shell will take over the operation of the blocks and a delimiting well will be drilled in the area at the end of 2021 and the first production test will be carried out, once the respective approvals from the authorities are fulfilled. This transaction was concluded on December the 23rd, 2020.